Pensions Net Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Plans, Defined Benefit [Member]
Components of Net Periodic Benefit Cost (Income) [Abstract]
Settlement/curtailment loss				$ 30.0
Domestic Pension Benefits [Member]
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount rate		4.25%	4.00%	4.46%
Average rate of increase in employee compensation		4.00%	4.00%	4.00%
Expected long-term rate of return on assets		7.00%	7.00%	7.00%
Components of Net Periodic Benefit Cost (Income) [Abstract]
Service cost-benefits earned				$ 2.0
Interest cost on benefit obligation		$ 51.1	$ 50.0	53.1
Expected return on plan assets		(49.6)	(54.3)	(60.8)
Amortization of actuarial net loss		0.3	0.6	3.7
Settlement/curtailment loss				25.5
Net periodic benefit cost (income)		$ 1.8	$ (3.7)	$ 23.5
Non-U.S. Pension Benefits [Member]
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount rate		2.83%	2.69%	3.91%
Average rate of increase in employee compensation		3.06%	3.03%	3.22%
Expected long-term rate of return on assets		3.74%	4.21%	4.88%
Components of Net Periodic Benefit Cost (Income) [Abstract]
Service cost-benefits earned		$ 23.9	$ 25.2	$ 20.0
Interest cost on benefit obligation		27.1	27.6	36.7
Expected return on plan assets		(28.2)	(33.6)	(34.4)
Amortization of actuarial net loss		7.1	9.3	4.2
Amortization of prior service benefit		(0.2)	(0.2)	(0.1)
Settlement/curtailment loss		0.7	1.0	4.1
Special termination benefits			1.3	0.3
Net periodic benefit cost (income)		30.4	30.6	$ 30.8
Postretirement Benefits [Member]
Components of Net Periodic Benefit Cost (Income) [Abstract]
Service cost-benefits earned		0.5	0.6
Interest cost on benefit obligation		$ 2.0	$ 1.9
Reduction in Interest and Service Cost Associated with Change in Estimate Method [Member] | Scenario, Forecast [Member]
Components of Net Periodic Benefit Cost (Income) [Abstract]
Net periodic benefit cost (income)	$ (10.0)